Document and Entity Information	Dec. 14, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	CARNEY TECHNOLOGY ACQUISITION CORP. II
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39779
Entity Tax Identification Number	85-2832589
Entity Address, Address Line One	630 Ramona Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	619
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 20, 2022, Carney Technology Acquisition Corp. II filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission. This amendment to Form 8-K supplements the Original Form 8-K with information provided by the Continental Stock Transfer and Trust Company including the final amount being redeemed from the Trust Account (as defined below), the per-share redemption price and corrects the date of the event on the cover page. Except as described above, all other information in the Original Form 8-K remains unchanged.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001823634
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	CTAQW
Security Exchange Name	NASDAQ
Class A And Class B Nonredeemable Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Shares of Class A Common Stock, par value $0.0001 per share
Trading Symbol	CTAQ
Security Exchange Name	NASDAQ
Member Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	CTAQU
Security Exchange Name	NASDAQ